Unique LoanID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Pending JCIII Review	Seller Comments	JCIII Additional Comments
200001	Compliance	HUD-1 Missing		NO	12/16/2013
200001	Compliance	TIL Missing		NO	12/16/2013
200002	Compliance	TIL Missing		NO	3/14/2014
200006	Compliance	HUD-1 Missing		YES	3/17/2014
200006	Compliance	TIL Missing		YES	3/17/2014
200013	Compliance	TIL Missing		YES	3/17/2014
200022	Compliance	TIL Missing		NO	2/21/2014
200030	Compliance	TIL Missing		NO	3/20/2014
200031	Compliance	TIL Missing		NO	3/20/2014
200033	Compliance	HUD-1 Missing		NO	3/20/2014
200033	Compliance	TIL Missing		NO	3/20/2014
200043	Compliance	HUD-1 Missing		YES	3/14/2014
200043	Compliance	TIL Missing		YES	3/14/2014
200044	Compliance	HUD-1 Missing		YES	3/16/2014
200054	Compliance	TIL Incomplete	Final TIL incomplete due to estimated TIL signed at closing.	YES	3/20/2014
200083	Compliance	HUD-1 Incomplete	Final HUD is missing bottom of the pages.	YES	6/11/2014
200087	Compliance	TIL Missing		NO	4/17/2014	4/30/2014				Yes		Non-Material Exception; Refinance of Investment Property; not subject to HOEPA or State High Cost.
200095	Compliance	HUD-1 Incomplete	Final HUD incomplete due to not being executed by the borrower however is certified by the settlement agent.	NO	8/24/2015
200096	Compliance	HUD-1 Incomplete	Final HUD not executed by the borrower or certified by the settlement agent.	NO	8/24/2015
200107	Compliance	TIL Missing		YES	4/1/2015
200121	Compliance	HUD-1 Incomplete	HUD is incomplete due to being cut off at bottom of page 1 and 2, all fees captured. Additionally, HUD is not executed by borrower or certified by settlement agent.	NO	8/24/2015
200127	Compliance	HUD-1 Incomplete	Final HUD not executed by the borrower or certified by the settlement agent.	NO	8/24/2015
200140	Compliance	RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
Homeownership Counseling Organizations disclosure in file does not list 10 counseling agencies as specified under the CFPB's Interpretive Final Rule.  While the CFPB issued a bulletin in Nov 2013 providing for a 6-month grace period to allow for system implementation where creditors electing to comply with the notice of housing counselors using option 2 (generate and provide own list) can list the CFPB website in lieu of the list of 10 counseling agencies, the application for this transaction was received on or after 7/1/14 which is well after the 6-month temporary system implementation period provided by the CFPB and should therefore comply with the requirement to provide a full written list of ten counseling agencies.
05/11/2015 - Per XXX exception will remain open.
200149	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $200.01 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing protection letter fee of $25, a recording/release service fee of $275 partially offset by an itemized closing settlement fee of $100 as prepaid finance charges.
					10/29/2015	11/6/2015				YES		Agree with investor. Issue 99: Finance charge is understated $200.09 and outside of tolerance. APR is understated 0.0034% and in compliance. TIL refund of $200.09 is due to the borrower to cure.
200150	Compliance	Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $972.95 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $575 as a prepaid finance charge and a Title endorsment fee collected on line 1111 of the Final HUD was considered a reconveyance fee per the TIL itemization.. Additionally, the TIL itemization of amount financed only disclosed interim interest amount of $957.15, while the HUD charged $1404.19 on Line 901.
11/17/2015
200151	Compliance	HUD-1 Missing		NO	11/18/2015
200151	Compliance	ROR Missing			11/18/2015
200151	Compliance	TIL Missing		NO	11/18/2015
200152	Compliance	HUD-1 Missing		NO	11/17/2015
200152	Compliance	ROR Missing			11/17/2015
200152	Compliance	TIL Missing		NO	11/17/2015
200156	Compliance	Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (4.344) is greater than .125 less than the APR on the Final TIL (4.598). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached Re-disclosed TIL dated 11/XX/14 with APR of 4.596%
200156	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 10/08/2014 ; Adjusted Origination disclosed as $804.50 increased at closing to $1142.00. This is due to the fact that GFE2 dated 11/17/2014 reflects an undocumented decrease in Credit for interest rate from ($337.50) to $0.00 therefore an undocumented increase in Adjusted Origination charges from $804.50 to $1142.00.
					12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached COC History detailing Increase in line 802 on GFE dated 11/17/14. Borrower closed within tolerance.
200156	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 10/08/2014 of $(337.50) but final HUD discloses a credit of $0.00. This is due to the fact that GFE2 dated 11/17/2014 reflects an undocumented decrease in Credit for interest rate from ($337.50) to $0.00 therefore an undocumented increase in Adjusted Origination charges from $804.50 to $1142.00.
					12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached COC History detailing Increase in line 802 on GFE dated 11/17/14. Borrower closed within tolerance.
200159	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $145.21 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 206 of the HUD for $1,323.91 that is not itemized, therefore, applied to non-APR fees first.
					12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached LOS Final Fee Screenshot. Please also see attached APR Fact Sheet. All charges other than per diem interest were paid by page 1 lender credit.
200162	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 9/26/2014; Adjusted Origination disclosed as ($463.50) increased at closing to $545.50. This is due to the fact that GFE2 dated 10/08/2014 reflects an undocumented decrease in Credit for interest rate from ($1513.50) to ($504.50) therefore an undocumented increase in Adjusted Origination charges from ($463.50) to $545.50.
					12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached COC history screenshot detailing increase in line 802 on GFE dated 10/8/14. Borrower closed within tolerance.
200162	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent GFE dated 09/26/2014 of ($1513.50) but final HUD discloses a credit of ($504.50). This is due to the fact that GFE2 dated 10/08/2014 reflects an undocumented decrease in Credit for interest rate from ($1513.50) to ($504.50) therefore an undocumented increase in Adjusted Origination charges from ($463.50) to $545.50.
					12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached COC history screenshot detailing increase in line 802 on GFE dated 10/8/14. Borrower closed within tolerance.